INCOME TAXES (Tables)	12 Months Ended
Dec. 29, 2018
Income Tax Disclosure [Abstract]
Schedule of components of income before income taxes

The components of income before income taxes were as follows for the periods indicated (in thousands):

	Fiscal Year Ended
	December 29,	December 30,	December 31,
	2018	2017	2016
Domestic	$69,209	$31,927	$65,285
Foreign	406	132	—
Income before income taxes	$69,615	$32,059	$65,285

Schedule of components of income tax expense

The components of income tax expense were as follows for the periods indicated (in thousands):

	Fiscal Year Ended
	December 29,	December 30,	December 31,
	2018	2017	2016
Current tax expense:
U.S. federal	$7,190	$7,440	$37,406
State	2,316	379	17
Foreign	247	46	—
Total current tax expense	9,753	7,865	37,423
Deferred tax expense (benefit):
U.S. federal	3,298	8,915	(19,960)
State	(1,172)	(114)	(966)
Foreign	(27)	(8)	—
Total deferred tax expense (benefit)	2,099	8,793	(20,926)
Total income tax expense	$11,852	$16,658	$16,497

Schedule of reconciliation of income taxes

A reconciliation of income taxes computed at the statutory federal income tax rate of 21% in fiscal 2018 and 35% in fiscal 2017 and fiscal 2016 to the effective income tax rate is as follows for the periods indicated (in thousands):

	Fiscal Year Ended
	December 29,	December 30,	December 31,
	2018	2017	2016
Income taxes at the statutory rate	$14,619	$11,223	$22,850
Increase (decrease) resulting from:
State Income taxes, net of federal tax effect	2,030	212	551
Nondeductible expenses	248	180	179
Domestic production activities deduction	—	(121)	(1,191)
Research and development tax credits	(578)	(656)	(3,254)
Nontaxable income attributable to noncontrolling interest	—	223	(2,184)
Excess tax benefits related to stock-based compensation	(2,396)	(803)	—
Enactment of the Tax Act	—	5,737	—
Nondeductible interest expense	4	637	—
Revaluation of deferred tax assets for state income taxes	(1,154)	(36)	(27)
Other	(921)	62	(427)
Income tax expense	$11,852	$16,658	$16,497

Schedule of deferred tax assets and liabilities

Deferred tax assets and liabilities consisted of the following for the periods indicated (in thousands):

	Fiscal Year Ended
	December 29,	December 30,
	2018	2017
Deferred tax assets:
Accrued liabilities	$3,943	$1,096
Allowances and other reserves	1,683	1,519
Inventory	5,472	8,297
Stock-based compensation	14,085	9,346
Deferred rent	2,657	2,446
Other	1,719	1,607
Total deferred tax assets	29,559	24,311
Deferred tax liabilities:
Prepaid expenses	(782)	(211)
Property and equipment	(8,433)	(7,010)
Intangible assets	(11,857)	(7,165)
Other	(710)	79
Total deferred tax liabilities	(21,782)	(14,307)
Net deferred tax assets	$7,777	$10,004

Summary of unrecognized tax benefits (excluding interest and penalties)

The following table summarizes the activity related to our unrecognized tax benefits for the periods indicated (excluding interest and penalties) (in thousands):

	Fiscal Year Ended
	December 29,	December 30,
	2018	2017
Balance, beginning of year	$1,064	$897
Gross increases related to current year tax positions	1,350	141
Gross increases related to prior year tax positions	—	26
Gross decreases related to prior year tax positions	(14)	—
Lapse of statute of limitations	(19)	—
Balance, end of year	$2,381	$1,064